Goodwill (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 12, 2025	Jun. 30, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Opening balance		$ 16,735
Business combination - merger transaction		49,187
Closing balance		$ 65,922
Amber DWM Holding Limited
Disclosure of reconciliation of changes in goodwill [line items]
Business combination - merger transaction	$ 49,187